Capital lease obligation	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
7. Capital lease obligation

	2017	2016
Capital lease obligation	$124,697	$161,466
Less current portion	(39,579)	(36,769)
	85,118	124,697

The capital lease obligation is secured by specific leasehold improvements included in property and equipment, bears interest at a rate of 7.4%, and is repayable as follows:

Year ended December 31:
2018	$39,579
2019	42,603
2020	42,515
$124,697